Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax rate	31.00%	14.00%
Income tax statutory tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards, valuation allowance	$ 35,001	$ 19,662
Principal income tax rate, percentage	25.00%	25.00%
Hong Kong [Member]
Income tax rate	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%	25.00%
Income tax statutory tax rate		25.00%	25.00%